Note 9 - Derivative Liability (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	85 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Feb. 12, 2014	Jun. 15, 2012	Aug. 31, 2014 Private Placements [Member]	Aug. 31, 2013 Private Placements [Member]	Feb. 12, 2014 Warrants Issued at the same time as offering that are Variable [Member] 6% Secured Convertible Notes [Member]	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]
Note 9 - Derivative Liability (Details) [Line Items]
Derivative Liability, Current	$ 2,348,484	$ 2,348,484			$ 4,587,566	$ 3,472,549				$ 2,348,483
undefined			97,975	909,368
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	2,484,433	2,239,082	2,640,497	(839,569)
Interest rate on senior secured convertible notes	2.50%	2.50%	2.50%	2.50%						6.00%	6.00%	6.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			224,000	24,001			40,000	40,000				414,457
Derivative Liability									$ 4,587,566			$ 4,443,569